Note 2 - Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
2.	EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended December 31.

	2014	2013	2012
Weighted-average common shares outstanding	2,231,165	2,206,392	2,101,490

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,041,635	2,016,862	1,911,960

Additional common stock equivalents used to calculate diluted earnings per share	7,871	7,178	4,972

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,049,506	2,024,040	1,916,932

Options to purchase 46,451 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2014. Of those options, 28,282 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2014.  The remaining options had no dilutive effect on the earnings per share.

Options to purchase 58,581 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2013. Of those options, 39,808 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2013.  The remaining options had no dilutive effect on the earnings per share.

Options to purchase 79,693 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2012. Of those options, 8,875 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2012.  In accordance with the subscription agreement entered into by an institutional investor, there were also an additional 12,419 shares, at $16 per share, considered dilutive for the year ended December 31, 2012.  The remaining options had no dilutive effect on the earnings per share.